Income Taxes - Components of Income Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ (37,630)	$ (22,358)
International	0	0
Total	$ (37,630)	$ (22,358)